COMMITMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

NOTE 8. COMMITMENTS

Property Management Agreement
The Company has entered into property management agreements with unrelated property management companies in which the Company will pay management fees ranging from six to eight percent of gross rental receipts.

NOTE 9. COMMITMENTS

Property Management Agreement
The Company has entered into property management agreements with unrelated property management companies in which the Company will pay management fees ranging from six to eight percent of gross rental receipts.